Financial Assets and Financial Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Lease liabilities	€ 210.1	€ 181.6
Financial liabilities	1,207.5	1,658.0
Liquidity risk
Disclosure of financial liabilities [line items]
Loans and borrowings	2.1	20.2
Trade and other payables	204.1	160.0
Lease liabilities	232.5	209.3
Contingent consideration	6.1	6.1
Foreign exchange forward contracts		63.0
Other financial liabilities	785.1	818.7
Financial liabilities	1,229.9	1,277.3
Liquidity risk | Less than 1 year
Disclosure of financial liabilities [line items]
Loans and borrowings	0.0	2.6
Trade and other payables	204.1	160.0
Lease liabilities	40.5	31.3
Contingent consideration	0.0	0.0
Foreign exchange forward contracts		63.0
Other financial liabilities	785.1	818.7
Financial liabilities	1,029.7	1,075.6
Liquidity risk | 1 to 5 years
Disclosure of financial liabilities [line items]
Loans and borrowings	2.1	11.5
Trade and other payables	0.0	0.0
Lease liabilities	112.9	89.1
Contingent consideration	0.0	0.0
Foreign exchange forward contracts		0.0
Other financial liabilities	0.0	0.0
Financial liabilities	115.0	100.6
Liquidity risk | More than 5 years
Disclosure of financial liabilities [line items]
Loans and borrowings	0.0	6.1
Trade and other payables	0.0	0.0
Lease liabilities	79.1	88.9
Contingent consideration	6.1	6.1
Foreign exchange forward contracts		0.0
Other financial liabilities	0.0	0.0
Financial liabilities	€ 85.2	€ 101.1